May 01, 2020

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

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Transamerica Goldman Sachs 70/30 Allocation VP

Transamerica PineBridge Inflation Opportunities VP

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Transamerica Goldman Sachs 70/30 Allocation VP

Effective as of August 28, 2020, the portfolio will lower its management and sub-advisory fee schedules as described below.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Class	Service
Management fees[1]	0.10%
Distribution and service (12b-1) fees	0.25%
Other expenses[2]	0.04%
Acquired fund fees and expenses[2]	0.70%
Total annual fund operating expenses	1.09%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
[2]	Other expenses and acquired fund fees and expenses are based on estimates for the current fiscal year.

The “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Service Class	$111	$347

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Transamerica PineBridge Inflation Opportunities VP

Effective as of August 28, 2020, the portfolio will lower its management and sub-advisory fee schedules as described below.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.56%	0.81%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.

The “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002

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Investors Should Retain this Supplement for Future Reference

June 22, 2020